Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, plant and equipment, net [Abstract]
Property, Plant and Equipment, Net
	December 31,
	2013	2014
Land	$4,550	$4,413
Buildings and leasehold improvements	238,227	277,324
Plant and machinery	55,123	65,903
Electronic equipment, furniture and fixtures	124,378	144,234
Motor vehicles	2,795	2,679
Total cost	425,073	494,553
Less: Accumulated depreciation	(161,516)	(191,629)
	263,557	302,924
Construction in progress	61,153	109,809
Total property, plant and equipment, net	$324,710	$412,733